RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
20.	RELATED PARTY TRANSACTIONS

a)	Related Parties

Name of Related Parties	Relationship with the Group

Vincent Tianquan Mo	Executive chairman of the board of directors and chief executive officer

Richard Jiangong Dai	Director of the board (resigned from the board on February 25, 2016) and former chief executive officer

Wall Street Global Training Center, Inc.	A company under the control of Vincent Tianquan Mo and two other independent directors

Beihai Silver Beach 1 Hotel and Property Management Company, Ltd. (“Beihai Silver Beach”)	A company under the control of Vincent Tianquan Mo

Che Tian Xia Company Ltd.	A company under the control of Vincent Tianquan Mo and Richard Jiangong Dai

Guangxi Wharton International Hotel ("Guangxi Wharton")	A company under the control of Vincent Tianquan Mo

Research Center on Natural Conservation, Inc. ("Research Center")	A company under the control of Vincent Tianquan Mo

Upsky Long Island Hotel LLC ("Upsky Long Island")	A company under the control of Vincent Tianquan Mo

Upsky San Francisco Airport Hotel LLC (formerly known as "Crowne Plaza San Francisco-International Airport") ("Upsky San Francisco")	A company under the control of Vincent Tianquan Mo

Upsky Lighthouse Hotel LLC ("Upsky Lighthouse")	A company under the control of Vincent Tianquan Mo

Nanning Xuyin Business Co., Ltd. (“Nanning Xuyin”)	A company under the control of Vincent Tianquan Mo

b)	The Group had the following related party transactions for the years ended December 31, 2013, 2014 and 2015:

	For the Years Ended December 31,
	2013	2014	2015
	US$	US$	US$

Training service fee incurred:
- Wall Street Global Training Center, Inc.	250	-	-
Office building leased from:
-Vincent Tianquan Mo	175	174	169
Management fee incurred:
-Beihai Silver Beach	537	700	470
Hotel service fee incurred:
- Guangxi Wharton	16	-	-
- Beihai Silver Beach	110	-	-
- Upsky San Francisco	21	7	20
- Upsky Lighthouse	-	-	1
- Upsky Long Island	-	203	116

Training service from Wall Street Global Training Center, Inc.

Wall Street Global Training Center, Inc., a New York, United States of America, not-for-profit corporation, has been providing training services to the Group since 2011. The training fees incurred for the years ended December 31, 2013, 2014 and 2015 were US$250, nil, and nil, respectively.

Free rental space to Wall Street Global Training Center, Inc.

Starting from 2011, the Company provided Wall Street Global Training Center, Inc. with office space of approximately 220 square feet in the Company’s building located in New York City, United States of America, free of charge. The estimated fair value of the free office space was insignificant for each of the years ended December 31, 2013, 2014 and 2015.

Office building leased from Vincent Tianquan Mo

The Group entered into an agreement with Vincent Tianquan Mo to lease a building owned by him for a 10-year period for nil consideration starting from March 1, 2012. The deemed rental expense of US$175, US$174 and US$169 and the corresponding shareholder contribution were included in the consolidated financial statements for the years ended December 31, 2013, 2014 and 2015, respectively.

Management service provided by Beihai Silver Beach

On April 1, 2013, the Company and Beihai Silver Beach entered into a contract, pursuant to which Beihai Silver Beach was engaged to manage the hotel and office leasing operations owned by the BaoAn Entities for ten years. The management fees incurred for the years ended December 31, 2013, 2014 and 2015 were US$537, US$700 and US$470, respectively.

Hotel service fee

For the year ended December 31, 2013, Guangxi Wharton, Upsky San Francisco and Beihai Silver Beach provided hotel accommodation to the Group amounting to US$16, US$21 and US$110, respectively. For the year ended December 31, 2014, Upsky San Francisco and Upsky Long Island provided hotel accommodation to the Group amounting to US$7 and US$203, respectively. For the year ended December 31, 2015, Upsky San Francisco, Upsky Long Island and Upsky Lighthouse provided hotel accommodation to the Group amounting to US$20, US$116 and US$1, respectively.

Use of domain name of Che Tian Xia Company Ltd.

In April 2013, the Group entered into a contract with Che Tian Xia Company Ltd. to use the latter’s domain name www.youtx.com for five years at nil consideration.

Use of Arden House

For the year ended December 31, 2013, Research Center provided meeting facilities and accommodation at the Arden House, a property located in New York, United States of America, to the Group at nil consideration.

Nanning Xuyin holds shares of Guilin Bank Co., Ltd (“Guilin Bank”)

As of December 31, 2015, Nanning Xuyin, which is 80% owned by Vincent Tianquan Mo, held 73,430,061 shares of Guilin Bank that were pledged by a third-party for its overdue receivables to the Group through an entrustment agreement.

c)	The Group had the following related party balances as of December 31, 2014 and 2015:

	As of December 31,
	2014	2015
	US$	US$
Amounts due (to) from a related party:
- Beihai Silver Beach	(600)	262

The balances as of December 31, 2014 and 2015 represented outstanding management fees which were unsecured and interest-free.